Basis of Presentation and Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 0.2	$ 0.2